Summary of Significant Accounting Policies - Summary of Fair Values of Financial Assets and Liabilities and Carrying Amounts (Detail) $ in Thousands	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	€ 109,794,680		€ 44,314,050	€ 45,459,836	€ 76,589,129
Financial Assets at Fair Value through Profit or Loss	287,937,972		20,454,949
Other Financial Assets at Amortized Cost	649,713,342		207,735,195
Accounts Receivable	83,354,000		15,082,000
Other Receivables	2,159,000		1,613,000
Current Financial Assets	1,175,829,000		289,199,000
Other Financial Assets at Amortized Cost, Net of Current Portion	196,587,542		84,922,176
Shares at Fair Value through Other Comprehensive Income	0		14,076,836
Prepaid Expenses and Other Assets, Net of Current Portion	1,567,259		1,136,030
thereof Non-Financial Assets	183,000		147,000
thereof Financial Assets			1,217,000
Non-current Financial Assets	198,155,000		100,135,000
Total	1,373,985,000		389,334,000
Accounts Payable and Accruals	(128,554,203)		(57,041,902)
Current Portion of Lease Liabilities	(3,055,608)	$ (132,188)	(2,515,097)
Current Portion of Financial Liabilities from Collaborations	(155,000)
Current Financial Liabilities			(59,569,000)
Lease Liabilities, Net of Current Portion	(41,963,794)		(40,041,581)
Non-current Financial Liabilities	(831,075,000)		(40,042,000)
Total	(963,263,000)		(99,611,000)
Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	287,938,000		20,455,000
Shares at Fair Value through Other Comprehensive Income			13,690,000
Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Other Financial Assets at Amortized Cost, Net of Current Portion	196,588,000		84,922,000
thereof Forward Exchange Contracts used for Hedging			396,000
thereof Restricted Cash	1,384,000		989,000
Current Portion of Convertible Bond	(423,000)
Convertible Bonds - Liability Component, Current			(12,000)
Convertible Bond, Net of Current Portion	(272,760,000)
Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	10,458,000
Financial Assets from Collaborations	42,870,000
Shares at Fair Value through Other Comprehensive Income			387,000
Financial Liabilities from Collaborations, Net of Current Portion	(516,351,000)
Fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	287,938,000		20,455,000
Shares at Fair Value through Other Comprehensive Income			13,690,000
Fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Other Financial Assets at Amortized Cost, Net of Current Portion	197,749,000		84,922,000
thereof Forward Exchange Contracts used for Hedging			396,000
thereof Restricted Cash	1,384,000		989,000
Convertible Bonds - Liability Component, Current			(12,000)
Convertible Bond, Net of Current Portion	(334,124,000)
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets from Collaborations	42,870,000
Shares at Fair Value through Other Comprehensive Income			387,000
Financial Liabilities from Collaborations, Net of Current Portion	(617,178,000)
Financial Assets at Fair Value (Through Other Comprehensive Income) [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0		0
Other Financial Assets at Amortized Cost	0		0
Accounts Receivable	0		0
Other Receivables	0
Current Financial Assets	0		0
thereof Non-Financial Assets	0		0
thereof Financial Assets			0
Non-current Financial Assets	0		14,077,000
Total			14,077,000
Accounts Payable and Accruals	0		0
Current Portion of Lease Liabilities	0		0
Current Portion of Financial Liabilities from Collaborations	0
Current Financial Liabilities	0		0
Lease Liabilities, Net of Current Portion			0
Non-current Financial Liabilities	0		0
Total	0		0
Financial Assets at Fair Value (Through Other Comprehensive Income) [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0		0
Shares at Fair Value through Other Comprehensive Income			13,690,000
Financial Assets at Fair Value (Through Other Comprehensive Income) [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Other Financial Assets at Amortized Cost, Net of Current Portion	0		0
thereof Forward Exchange Contracts used for Hedging			0
thereof Restricted Cash	0		0
Current Portion of Convertible Bond	0
Convertible Bonds - Liability Component, Current			0
Convertible Bond, Net of Current Portion	0
Financial Assets at Fair Value (Through Other Comprehensive Income) [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets from Collaborations	0
Shares at Fair Value through Other Comprehensive Income			387,000
Financial Liabilities from Collaborations, Net of Current Portion	0
Financial Liabilities at Amortized Cost [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0		0
Other Financial Assets at Amortized Cost	0		0
Accounts Receivable	0		0
Other Receivables	0
Current Financial Assets	0		0
thereof Non-Financial Assets	0		0
thereof Financial Assets			0
Non-current Financial Assets	0		0
Total	0		0
Accounts Payable and Accruals	(128,554,000)		(57,042,000)
Current Portion of Lease Liabilities	0		0
Current Portion of Financial Liabilities from Collaborations	(155,000)
Current Financial Liabilities	(129,132,000)		(57,042,000)
Lease Liabilities, Net of Current Portion	0		0
Non-current Financial Liabilities	(789,111,000)		(12,000)
Total	(918,243,000)		(57,054,000)
Financial Liabilities at Amortized Cost [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0		0
Shares at Fair Value through Other Comprehensive Income			0
Financial Liabilities at Amortized Cost [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Other Financial Assets at Amortized Cost, Net of Current Portion	0		0
thereof Forward Exchange Contracts used for Hedging			0
thereof Restricted Cash	0		0
Current Portion of Convertible Bond	(423,000)
Convertible Bonds - Liability Component, Current			(12,000)
Convertible Bond, Net of Current Portion	(272,760,000)
Financial Liabilities at Amortized Cost [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets from Collaborations	0
Shares at Fair Value through Other Comprehensive Income			0
Financial Liabilities from Collaborations, Net of Current Portion	(516,351,000)
Financial Liabilities at Fair Value [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0		0
Other Financial Assets at Amortized Cost	0		0
Accounts Receivable	0		0
Other Receivables	0
Current Financial Assets	0		0
thereof Non-Financial Assets	0		0
thereof Financial Assets			0
Non-current Financial Assets	0		0
Total	0		0
Accounts Payable and Accruals	0		0
Current Portion of Lease Liabilities	0		0
Current Portion of Financial Liabilities from Collaborations	0
Current Financial Liabilities	0		0
Lease Liabilities, Net of Current Portion	0		0
Non-current Financial Liabilities	0		0
Total	0		0
Financial Liabilities at Fair Value [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0		0
Shares at Fair Value through Other Comprehensive Income			0
Financial Liabilities at Fair Value [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Other Financial Assets at Amortized Cost, Net of Current Portion	0		0
thereof Forward Exchange Contracts used for Hedging			0
thereof Restricted Cash	0		0
Current Portion of Convertible Bond	0
Convertible Bonds - Liability Component, Current			0
Convertible Bond, Net of Current Portion	0
Financial Liabilities at Fair Value [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets from Collaborations	0
Shares at Fair Value through Other Comprehensive Income			0
Financial Liabilities from Collaborations, Net of Current Portion	0
Not classified into a Measurement Category [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0		0
Other Financial Assets at Amortized Cost	0		0
Accounts Receivable	0		0
Other Receivables	0
Current Financial Assets	0		0
thereof Non-Financial Assets	183,000		147,000
thereof Financial Assets			0
Non-current Financial Assets	183,000		147,000
Total	183,000		147,000
Accounts Payable and Accruals	0		0
Current Portion of Lease Liabilities	(3,056,000)		(2,515,000)
Current Portion of Financial Liabilities from Collaborations	0
Current Financial Liabilities	(3,056,000)		(2,515,000)
Lease Liabilities, Net of Current Portion	(41,964,000)		(40,042,000)
Non-current Financial Liabilities	(41,964,000)		(40,042,000)
Total	(45,020,000)		(42,557,000)
Not classified into a Measurement Category [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0		0
Shares at Fair Value through Other Comprehensive Income			0
Not classified into a Measurement Category [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Other Financial Assets at Amortized Cost, Net of Current Portion	0		0
thereof Forward Exchange Contracts used for Hedging			0
thereof Restricted Cash	0		0
Current Portion of Convertible Bond	0
Convertible Bonds - Liability Component, Current			0
Convertible Bond, Net of Current Portion	0
Not classified into a Measurement Category [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets from Collaborations	0
Shares at Fair Value through Other Comprehensive Income			0
Financial Liabilities from Collaborations, Net of Current Portion	0
Financial Assets at Amortized Cost [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	109,795,000		44,314,000
Other Financial Assets at Amortized Cost	649,713,000		207,735,000
Accounts Receivable	83,354,000		15,082,000
Other Receivables	2,159,000
Current Financial Assets	845,021,000		268,348,000
thereof Non-Financial Assets	0		0
thereof Financial Assets			1,217,000
Non-current Financial Assets	197,972,000		85,911,000
Total	1,042,993,000		354,259,000
Accounts Payable and Accruals	0		0
Current Portion of Lease Liabilities	0		0
Current Portion of Financial Liabilities from Collaborations	0
Current Financial Liabilities	0		0
Lease Liabilities, Net of Current Portion	0		0
Non-current Financial Liabilities	0		0
Total	0		0
Financial Assets at Amortized Cost [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0		0
Shares at Fair Value through Other Comprehensive Income			0
Financial Assets at Amortized Cost [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Other Financial Assets at Amortized Cost, Net of Current Portion	196,588,000		84,922,000
thereof Forward Exchange Contracts used for Hedging			0
thereof Restricted Cash	1,384,000		989,000
Current Portion of Convertible Bond	0
Convertible Bonds - Liability Component, Current			0
Convertible Bond, Net of Current Portion	0
Financial Assets at Amortized Cost [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets from Collaborations	0
Shares at Fair Value through Other Comprehensive Income			0
Financial Liabilities from Collaborations, Net of Current Portion	0
Financial Assets at Fair Value (Through Profit or Loss) [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0		0
Other Financial Assets at Amortized Cost	0		0
Accounts Receivable	0		0
Other Receivables	0
Current Financial Assets	330,808,000		20,851,000
thereof Non-Financial Assets	0		0
thereof Financial Assets			0
Non-current Financial Assets	0		0
Total	330,808,000		20,851,000
Accounts Payable and Accruals	0		0
Current Portion of Lease Liabilities	0		0
Current Portion of Financial Liabilities from Collaborations	0
Current Financial Liabilities	0		0
Lease Liabilities, Net of Current Portion	0		0
Non-current Financial Liabilities	0		0
Total	0		0
Financial Assets at Fair Value (Through Profit or Loss) [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	287,938,000		20,455,000
Shares at Fair Value through Other Comprehensive Income			0
Financial Assets at Fair Value (Through Profit or Loss) [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Other Financial Assets at Amortized Cost, Net of Current Portion	0		0
thereof Forward Exchange Contracts used for Hedging			396,000
thereof Restricted Cash	0		0
Current Portion of Convertible Bond	0
Convertible Bonds - Liability Component, Current			0
Convertible Bond, Net of Current Portion	0
Financial Assets at Fair Value (Through Profit or Loss) [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets from Collaborations	42,870,000
Shares at Fair Value through Other Comprehensive Income			€ 0
Financial Liabilities from Collaborations, Net of Current Portion	€ 0